FAIR VALUE MEASUREMENTS Q - Financial Instruments not Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	$ 226,080	$ 281,531
Cash and cash equivalents	691,331	462,103
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	691,331	462,103
Assets posted as collateral - Cash	0	0
Accounts receivable	0	55,279
Loans receivable	0	0
Total Assets	691,331	517,382
Accounts payable and accrued liabilities	0	281,531
Notes payable	0	0
Collateral payable — Cash	0	0
Payable to customers — Cash	0	0
Loans payable	0	0
Settlement liability	0	0
Total Liabilities	0	281,531
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Assets posted as collateral - Cash	1,220	0
Accounts receivable	41,393	0
Loans receivable	535,696	476,620
Total Assets	578,309	476,620
Accounts payable and accrued liabilities	226,080	0
Notes payable	965,750	836,402
Collateral payable — Cash	25,949	74,995
Payable to customers — Cash	16,324	19,520
Loans payable	348,214	510,718
Settlement liability	149,368	182,462
Total Liabilities	1,731,685	1,624,097
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Assets posted as collateral - Cash	0	0
Accounts receivable	0	0
Loans receivable	0	0
Total Assets	0	0
Accounts payable and accrued liabilities	0	0
Notes payable	0	0
Collateral payable — Cash	0	0
Payable to customers — Cash	0	0
Loans payable	0	0
Settlement liability	0	0
Total Liabilities	0	0
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	691,331	462,103
Assets posted as collateral - Cash	1,220	0
Accounts receivable	41,393	55,279
Loans receivable	535,696	476,620
Total Assets	1,269,640	994,002
Accounts payable and accrued liabilities	226,080	281,531
Notes payable	725,571	845,186
Collateral payable — Cash	25,949	74,995
Payable to customers — Cash	16,324	19,520
Loans payable	348,214	510,718
Settlement liability	147,873	182,462
Total Liabilities	1,490,011	1,914,412
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	691,331	462,103
Assets posted as collateral - Cash	1,220	0
Accounts receivable	41,393	55,279
Loans receivable	535,696	476,620
Total Assets	1,269,640	994,002
Accounts payable and accrued liabilities	226,080	281,531
Notes payable	965,750	836,402
Collateral payable — Cash	25,949	74,995
Payable to customers — Cash	16,324	19,520
Loans payable	348,214	510,718
Settlement liability	149,368	182,462
Total Liabilities	$ 1,731,685	$ 1,905,628